Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	3.99980%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,732,368.83

Principal:
Principal Collections	$20,761,368.58
Prepayments in Full	$11,664,425.49
Liquidation Proceeds	$461,705.75
Recoveries	$33,479.62
Sub Total	$32,920,979.44
Collections	$35,653,348.27

Purchase Amounts:
Purchase Amounts Related to Principal	$106,099.31
Purchase Amounts Related to Interest	$537.86
Sub Total	$106,637.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,759,985.44

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,759,985.44
Servicing Fee	$524,392.30	$524,392.30	$0.00	$0.00	$35,235,593.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,235,593.14
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,235,593.14
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,235,593.14
Interest - Class A-3 Notes	$1,700,346.73	$1,700,346.73	$0.00	$0.00	$33,535,246.41
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$33,222,121.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,222,121.41
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$33,014,570.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,014,570.58
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$33,014,570.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,014,570.58
Regular Principal Payment	$30,668,237.59	$30,668,237.59	$0.00	$0.00	$2,346,332.99
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,346,332.99
Residual Released to Depositor	$0.00	$2,346,332.99	$0.00	$0.00	$0.00
Total		$35,759,985.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,668,237.59
Total					$30,668,237.59

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,668,237.59	$54.76	$1,700,346.73	$3.04	$32,368,584.32	$57.80
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$30,668,237.59	$19.42	$2,221,022.56	$1.41	$32,889,260.15	$20.83

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$400,867,599.38	0.7158350	$370,199,361.79	0.6610703
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$554,777,599.38	0.3513675	$524,109,361.79	0.3319438

Pool Information
Weighted Average APR	5.219%	5.242%
Weighted Average Remaining Term	37.23	36.55
Number of Receivables Outstanding	26,606	25,680
Pool Balance	$629,270,763.10	$596,034,580.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$591,847,656.01	$560,680,875.68
Pool Factor	0.3708829	0.3512939

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$35,353,704.69
Targeted Overcollateralization Amount	$71,925,218.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,925,218.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$242,583.60
(Recoveries)		59	$33,479.62
Net Loss for Current Collection Period			$209,103.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3988%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8284%
Second Prior Collection Period			0.6911%
Prior Collection Period			0.8073%
Current Collection Period			0.4096%
Four Month Average (Current and Prior Three Collection Periods)			0.6841%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,969	$9,947,717.74
(Cumulative Recoveries)			$1,265,967.00
Cumulative Net Loss for All Collection Periods			$8,681,750.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5117%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,052.17
Average Net Loss for Receivables that have experienced a Realized Loss			$4,409.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.18%	219	$7,023,421.05
61-90 Days Delinquent	0.26%	44	$1,559,238.19
91-120 Days Delinquent	0.04%	7	$248,502.30
Over 120 Days Delinquent	0.07%	12	$412,106.80
Total Delinquent Receivables	1.55%	282	$9,243,268.34

Repossession Inventory:
Repossessed in the Current Collection Period		13	$517,301.48
Total Repossessed Inventory		24	$939,910.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1854%
Prior Collection Period			0.1691%
Current Collection Period			0.2453%
Three Month Average			0.2000%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3724%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$2,330,420.46
2 Months Extended	99	$3,341,758.06
3+ Months Extended	20	$957,875.35

Total Receivables Extended	189	$6,630,053.87
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer